BANK LOANS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

The bank loans as of December 31, 2021 and 2022 are set out below:

Bank loans	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
						SGD’000
Secured floating rate bank loans	SGD	2021 - 2026	SIBOR+1.25% to +1.5%	NIL		9,692
	USD	2029	London Inter Bank Offer Rate +1.25%	NIL		186
December 31, 2021					3,430	9,878

Secured floating rate bank loans	SGD	2022 - 2026	SIBOR+1.25% to +1.5%	NIL		9,269
	USD	2029	London Inter Bank Offer Rate +1.25%	NIL		164
December 31, 2022					3,430	9,433

Other than directors’ personal guarantee, the bank loans are secured by corporate guarantee provided the Company, financial instrument (Note 5), leasehold buildings (Note 6) and operating lease ROU asset (Note 7).

Bank loans	Carrying amount	Within 1 year	2023	2024	2025	2026	Thereafter
	SGD’000
Secured floating rate bank loans	9,692	5,432	437	198	180	180	3,265
	186	24	24	24	24	24	66
December 31, 2021	9,878	5,456	461	222	204	204	3,331

	Carrying amount	Within 1 year	2024	2025	2026	2027	Thereafter
Secured floating rate bank loans	9,269	5,437	194	180	180	180	3,098
	164	24	24	24	24	24	44
December 31, 2022	9,433	5,461	218	204	204	204	3,142